Derivative Warrant Liabilities - Additional Information (Detail) - $ / shares	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 15, 2020
Share price			$ 10.20
Event Triggering the Value of Warrants [Member]
Volume weighted average share price	$ 9.20	$ 9.20
Number of consecutive trading days for determining share price	20 days	20 days
Public Warrants [Member]
Class of warrant or right outstanding	8,625,000	8,625,000
Class of warrant or right redemption threshold consecutive trading days	30 days	30 days
Class of warrant or right, threshold period for exercise from date of closing public offering	12 months	12 months
Class of warrant, exercise price	$ 11.50	$ 11.50
Class of warrants or rights term	5 years	5 years
Private Placement Warrants [Member]
Class of warrant or right outstanding	7,175,000	7,175,000
Common Class A [Member]
Percentage of gross proceeds from share issue for the purposes of business combination	50.00%	50.00%
Class of warrants or rights number of shares called by each warrant or right			1
Common Class A [Member] | Share Price Equals or Exceeds $10.00 Per Share [Member]
Share price	$ 0.10	$ 0.10
Percentage of warrants exercised on cashless basis	30.00%	30.00%
Common Class A [Member] | Share Price Equals or Exceeds $18.00 Per Share [Member]
Share price	$ 18.00	$ 18.00
Common Class A [Member] | Event Triggering the Value of Warrants [Member]
Share price	$ 9.20	$ 9.20
Class of warrant or right adjustment to exercise price percentage.	115.00%	115.00%
Common Class A [Member] | Public Warrants [Member]
Class of warrant or right, threshold period for exercise from date of closing public offering	15 days	15 days
Number of consecutive tradings days for the purpose of determining the fair market value of common stock triggering warrant redemption	10 days	10 days
Class of warrants or rights number of shares called by each warrant or right	0.361	0.361
Common Class A [Member] | Public Warrants [Member] | Share Price Equals or Exceeds $10.00 Per Share [Member]
Share price	$ 10.00	$ 10.00
Common Class A [Member] | Public Warrants [Member] | Share Price Equals or Exceeds $18.00 Per Share [Member]
Share price	18.00	18.00
Common Class A [Member] | Public Warrants [Member] | Share Trigger Price One [Member]
Share price that triggers warrant redemption	$ 10.00	$ 10.00
Share price that triggers warrant redemption percentage	100.00%	100.00%
Class of warrant or right, redemption price	$ 0.10	$ 0.10
Number of days of notice to be given for the redemption of warrants	30 days	30 days
Common Class A [Member] | Public Warrants [Member] | Share Trigger Price Two [Member]
Share price that triggers warrant redemption	$ 18.00	$ 18.00
Share price that triggers warrant redemption percentage	180.00%	180.00%
Class of warrant or right, redemption price	$ 0.01	$ 0.01
Number of days of notice to be given for the redemption of warrants	30 days	30 days
Warrant instrument redemption threshold consecutive trading days	20 days	20 days
Warrant instrument redemption threshold trading days	30 days	30 days
Period during which registration statement shall be effective for warrant redemption	30 days	30 days